Other current assets (Details)	Dec. 31, 2021 CHF (SFr) Counterparty	Dec. 31, 2020 CHF (SFr) Counterparty
Other current assets
Other financial assets	SFr 17,145	SFr 64,930
Trade and other receivables	164,785	68,373
Contract asset	159,636
Prepayments	1,115,374	498,382
Deferred costs		162,839
Total other current assets	1,456,940	794,524
Eurostars/Innosuisse
Other current assets
Trade and other receivables	131,848
Accumulated impairment | Receivables
Other current assets
Expected loss allowance	0	0
Non-government customers
Other current assets
Trade and other receivables	SFr 3,978	SFr 20,577
Number of counterparties from which receivables are due | Counterparty	4	4